SEGMENTED REPORTING - Summary of Segment Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Revenues	$ 8,993	$ 8,447
Purchased power	4,486	4,143
Operation, maintenance and administration	1,158	1,259
Depreciation, amortization and asset removal costs	1,101	1,057
Income before financing charges, equity income and income tax expense	2,248	1,988
Capital investments	3,349	3,045
Total assets	39,572	36,598
Total goodwill	373	373
Transmission
Segment Reporting Information [Line Items]
Total assets	23,585	21,586
Total goodwill	157	157
Transmission | Operating Segments
Segment Reporting Information [Line Items]
Revenues	2,436	2,272
Purchased power	0	0
Operation, maintenance and administration	466	495
Depreciation, amortization and asset removal costs	571	554
Income before financing charges, equity income and income tax expense	1,399	1,223
Capital investments	2,097	1,860
Distribution
Segment Reporting Information [Line Items]
Total assets	15,139	14,019
Total goodwill	216	216
Distribution | Operating Segments
Segment Reporting Information [Line Items]
Revenues	6,557	6,175
Purchased power	4,486	4,143
Operation, maintenance and administration	665	728
Depreciation, amortization and asset removal costs	530	503
Income before financing charges, equity income and income tax expense	876	801
Capital investments	1,252	1,185
Other
Segment Reporting Information [Line Items]
Total assets	848	993
Other | Operating Segments
Segment Reporting Information [Line Items]
Revenues	0	0
Purchased power	0	0
Operation, maintenance and administration	27	36
Depreciation, amortization and asset removal costs	0	0
Income before financing charges, equity income and income tax expense	(27)	(36)
Capital investments	$ 0	$ 0